Consolidated balance sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest-bearing deposits in banks, pledged deposits	$ 23,994	$ 16,075
Trading assets, pledged securities to creditors	18,988	34,208
Securities available-for-sale, pledged securities to creditors	375,492	235,581
Securities held-to-maturity, fair value	26,637	33,206
Securities held-to-maturity, pledged securities to creditors	17,486	13,018
Premises and equipment, accumulated depreciation and amortization	$ 17,881	$ 16,640
Class A common stock
Common stock, no par value
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	6,342,189	6,342,189
Class B common stock
Common stock, no par value
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	40,000,000	40,000,000
Common stock, outstanding	2,531,926	2,542,021
Class E common stock
Common stock, no par value
Common stock, assigned value	$ 6.67	$ 6.67
Common stock, Authorized	100,000,000	100,000,000
Common stock, outstanding	28,257,827	27,826,330